Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $10,482,510.0.
Narrative - Max Aggregate Offering Price	$ 10,482,510.0
Final Prospectus	true